Short Term Loans (Tables)	9 Months Ended
Sep. 30, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Schedule of Short Term Loans Due to Bank and Government

Short term loans due to bank and government consisted of the following as of the years indicated:

	September 30, 2017	December 31, 2016	December 31, 2015
	(unaudited)	(audited)	(audited)

Loan from Agricultural Bank of China with original principal amount at RMB 1,497,945 at a variable interest rate. Average interest rate is 4.9%, 4.9% and 5.5% for the quarter ended September 30, 2017, fiscal years ended December 31, 2016 and 2015, respectively. The loan is matured in October 1989 . Yangshuo is negotiating an extension with the lender.	$224,630	$215,749	$231,243

Loan from the Yangshuo County Bureau of Finance with original principal amount RMB 652,794 at a fixed interest rate. Interest rate is 7.92% per annum for the quarter ended September 30, 2017, fiscal years ended December 31, 2016 and 2015, respectively. The loan is repayable on demand.	97,892	94,022	100,774

Loan from the Yangshuo County Bureau of finance with original loan amount RMB 1,000,000 at a zero interest rate. The loan is repayable on demand.	149,959	144,030	154,373

Total short-term loans	$472,481	$453,801	$486,390